Transamerica International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 1.6%
Northern Star Resources Ltd.	3,808,815	$ 28,380,124

Austria - 2.5%
Erste Group Bank AG	1,163,987	45,105,163

China - 6.4%
Airtac International Group	705,600	22,801,787
Alibaba Group Holding Ltd., ADR (A)	98,789	19,282,625
ANTA Sports Products Ltd.	1,288,900	28,061,094
Ping An Insurance Group Co. of China Ltd., H Shares	2,094,800	18,331,259
Tencent Holdings Ltd.	451,800	27,247,221

		115,723,986

Finland - 1.4%
Neste OYJ	419,345	25,777,460

France - 7.4%
Sanofi	434,176	44,751,912
TotalEnergies SE	944,021	41,165,650
Vinci SA	462,502	48,967,130

		134,884,692

Germany - 4.1%
Bayerische Motoren Werke AG	315,943	31,414,611
Henkel AG & Co. KGaA	175,181	15,928,320
Knorr-Bremse AG	235,217	26,635,891

		73,978,822

Ireland - 6.0%
Kingspan Group PLC	478,661	52,051,431
Smurfit Kappa Group PLC	1,025,540	57,854,787

		109,906,218

Israel - 2.2%
Nice Ltd., ADR (A) (B)	145,051	40,418,461

Italy - 4.1%
Amplifon SpA	635,689	31,393,174
Enel SpA	4,775,308	44,006,981

		75,400,155

Japan - 24.6%
Asahi Group Holdings Ltd.	1,156,100	52,018,174
Food & Life Cos. Ltd.	850,500	34,653,357
Haseko Corp.	1,780,100	24,088,820
Koito Manufacturing Co. Ltd.	514,000	31,457,081
Lasertec Corp. (B)	190,100	35,687,772
Nidec Corp.	286,600	32,168,985
Nitori Holdings Co. Ltd.	210,400	39,991,995
Open House Co. Ltd.	739,900	37,409,150
Pan Pacific International Holdings Corp. (B)	1,315,300	27,455,618
SoftBank Group Corp.	335,100	21,072,975
Taiyo Yuden Co. Ltd.	745,300	38,249,423
Takeda Pharmaceutical Co. Ltd.	608,642	20,259,571
Tokyo Electron Ltd.	126,300	52,089,331

		446,602,252

Netherlands - 2.4%
Euronext NV (C)	389,795	43,363,199

	Shares	Value
COMMON STOCKS (continued)
Norway - 4.9%
DnB Bank ASA	2,615,141	$ 53,591,927
Equinor ASA (B)	1,803,259	35,126,018

		88,717,945

Republic of Korea - 2.8%
Samsung Electronics Co. Ltd.	741,843	50,694,873

Singapore - 1.5%
DBS Group Holdings Ltd.	1,199,800	26,847,140

Spain - 1.9%
Iberdrola SA	2,908,592	35,005,151

Sweden - 2.4%
Epiroc AB, Class A	544,486	12,683,598
Epiroc AB, Class B	1,567,214	31,487,625

		44,171,223

Switzerland - 7.7%
Lonza Group AG	70,691	55,041,804
Roche Holding AG	127,481	49,247,450
Swiss Life Holding AG	69,863	36,035,531

		140,324,785

Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	400,798	46,749,079

United Kingdom - 10.8%
Ashtead Group PLC	626,144	46,854,003
Beazley PLC (A)	3,912,254	21,338,856
British American Tobacco PLC	824,616	30,669,441
Legal & General Group PLC	9,777,963	35,420,352
Rio Tinto PLC, ADR (B)	713,777	61,606,093

		195,888,745

Total Common Stocks (Cost $1,350,278,405)		1,767,939,473

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (D)	25,983,548	25,983,548

Total Other Investment Company (Cost $25,983,548)		25,983,548

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.00% (D), dated 07/30/2021, to be repurchased at $26,756,068 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $27,291,250.	$ 26,756,068	26,756,068

Total Repurchase Agreement (Cost $26,756,068)		26,756,068

Total Investments (Cost $1,403,018,021)		1,820,679,089
Net Other Assets (Liabilities) - (0.2)%		(3,389,559)

Net Assets - 100.0%		$ 1,817,289,530

Transamerica Funds	Page 1

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	7.4%	$134,526,182
Banks	6.9	125,544,230
Pharmaceuticals	6.3	114,258,933
Insurance	6.1	111,125,998
Oil, Gas & Consumable Fuels	5.6	102,069,128
Machinery	5.1	93,608,901
Metals & Mining	4.9	89,986,217
Electric Utilities	4.3	79,012,132
Household Durables	3.4	61,497,970
Containers & Packaging	3.2	57,854,787
Life Sciences Tools & Services	3.0	55,041,804
Building Products	2.9	52,051,431
Beverages	2.8	52,018,174
Technology Hardware, Storage & Peripherals	2.8	50,694,873
Construction & Engineering	2.7	48,967,130
Trading Companies & Distributors	2.6	46,854,003
Capital Markets	2.4	43,363,199
Software	2.2	40,418,461
Specialty Retail	2.2	39,991,995
Electronic Equipment, Instruments & Components	2.1	38,249,423
Hotels, Restaurants & Leisure	1.9	34,653,357
Electrical Equipment	1.8	32,168,985
Auto Components	1.7	31,457,081
Automobiles	1.7	31,414,611
Health Care Providers & Services	1.7	31,393,174
Tobacco	1.7	30,669,441
Textiles, Apparel & Luxury Goods	1.5	28,061,094
Multiline Retail	1.5	27,455,618
Interactive Media & Services	1.5	27,247,221
Wireless Telecommunication Services	1.2	21,072,975
Internet & Direct Marketing Retail	1.1	19,282,625
Household Products	0.9	15,928,320

Investments	97.1	1,767,939,473
Short-Term Investments	2.9	52,739,616

Total Investments	100.0%	$1,820,679,089

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$168,056,258	$1,599,883,215	$—	$1,767,939,473
Other Investment Company	25,983,548	—	—	25,983,548
Repurchase Agreement	—	26,756,068	—	26,756,068

Total Investments	$194,039,806	$1,626,639,283	$—	$1,820,679,089

Transamerica Funds	Page 2

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $99,434,045, collateralized by cash collateral of $25,983,548 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $75,600,944. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of the 144A security is $43,363,199, representing 2.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica International Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4